Net interest income (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net interest income
Loans	SFr 5,733	SFr 7,179	SFr 6,770
Investment securities	3	9	80
Trading assets	5,816	7,340	7,131
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,596	2,926	2,856
Other	771	2,730	2,776
Interest and dividend income	13,919	20,184	19,613
Deposits	(1,113)	(3,055)	(2,287)
Short-term borrowings	(166)	(409)	(359)
Trading liabilities	(2,658)	(3,513)	(3,453)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(907)	(1,668)	(1,877)
Long-term debt	(2,753)	(3,412)	(3,816)
Other	(374)	(1,110)	(812)
Interest expense	(7,971)	(13,167)	(12,604)
Net interest income	5,948	7,017	7,009
Bank
Net interest income
Loans	5,694	7,173	6,778
Investment securities	3	9	80
Trading assets	5,816	7,341	7,131
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,596	2,926	2,856
Other	769	2,731	2,778
Interest and dividend income	13,878	20,180	19,623
Deposits	(1,107)	(3,055)	(2,291)
Short-term borrowings	(170)	(422)	(370)
Trading liabilities	(2,658)	(3,513)	(3,453)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(908)	(1,669)	(1,877)
Long-term debt	(2,702)	(3,361)	(3,696)
Other	(373)	(1,111)	(811)
Interest expense	(7,918)	(13,131)	(12,498)
Net interest income	SFr 5,960	SFr 7,049	SFr 7,125